Note 30 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of credit risk exposure [text block]
Carrying amount	December 31, 2018	December 31, 2017

Zimbabwe	3,639	2,015
Other regions	10	—
	3,649	2,015

Disclosure of maturity analysis for non-derivative financial liabilities [text block]
Non-derivative financial liabilities
December 31, 2018	Carrying amount	12 months or less	1-3 Years
Trade and other payables	10,051	10,051	—
Term loan facility	5,960	—	5,960
	16,011	10,051	5,960

December 31, 2017	Carrying amount	12 months or less	1-3 Years
Trade and other payables	9,581	9,581	—
Term loan facility	1,486	1,486	—
Overdraft	311	311	—
	11,378	11,378	—

Sensitivity analysis for types of market risk [text block]
	2018 $‘000		2017 $‘000
	Functional currency		Functional currency
	ZAR	$	ZAR	$
Cash and cash equivalents	57	*8,147	57	601
Trade and other receivables	—	126	—	—
Trade and other payables	—	(345)	—	—
Term loan	—	*(5,960)	—	—
	57	1,968	57	601
	2018 $‘000		2017 $’000
	Functional currency		Functional currency
	ZAR	$	ZAR	$
Cash and cash equivalents	3	388	3	30
Trade and other receivables	—	6	—	—
Trade and other payables	—	(16)	—	—
Term loan	—	(283)	—	—
	2018	2017
Cash and cash equivalents	11,187	12,756
Term loan	5,960	1,486
Sensitivity analysis – Cash and cash equivalents	2018	2017
Increase by 100 basis points	111	128
Decrease by 100 basis points	(111)	(128)

Sensitivity analysis – Term loan	2018	2017

Increase by 100 basis points	(60)	(15)
Decrease by 100 basis points	60	15